The Prudential Insurance Company of America	Michael J. Scharpf

Vice President and Corporate Counsel

Law Department

The Prudential Insurance Company

of America

290 W. Mount Pleasant Avenue

Livingston, NJ 07039-2729

(973) 548-6096 fax: (973) 548-6575

May 1, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Prudential Variable Contract Account GI-2

(Registration No. 333-01031)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13, except for a correction to the total annual fund operating expense table in the prospectus, including the footnote, which is amended as of May 1, 2007 and (ii) that the text of Post-Effective Amendment No. 13 was filed electronically on April 23, 2007 (Accession No. 0000828972-07-000007), and the amendment was filed electronically on April 27, 2007 (Accession No. 0000828972-07-000009).

By:	/s/ Michael J. Scharpf

Michael J. Scharpf

Vice President and Corporate Counsel

The Prudential Insurance Company of America

via EDGAR